1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies Tables
Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
For the year ended December 31, 2015:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$9,633	5,559,235	$1.73
Effect of dilutive securities:
Restricted stock units	-	47,954
Diluted earnings per common share	$9,633	5,607,189	$1.72

For the year ended December 31, 2014:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$9,388	5,615,666	$1.67
Effect of dilutive securities:
Restricted stock units	-	26,326
Diluted earnings per common share	$9,388	5,641,992	$1.66

For the year ended December 31, 2013:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$6,035	5,613,495	$1.08
Effect of dilutive securities:
Restricted stock units and stock options	-	9,725
Diluted earnings per common share	$6,035	5,623,220	$1.07